SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other current liabilities:
Director fees	$ 44	$ 16
Trade payables	39	57
Employees and payroll-related accruals and Accrued expenses	117	227
Other current liabilities	200	300
Financial expenses:
Exchange rate differences and other	1	(11)	$ (3)
Financial expenses	1	(11)	(3)
Financial income:
Income from the sale of marketable securities			35
Interest income	93	64	13
Financial income	93	64	48
Financial income (expenses), net	$ 94	$ 53	$ 45